CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 716	$ 79
Accounts receivable (Note 8)	911	830
Due from related parties	325	313
Other current assets (Note 9)	165	132
Total current assets	2,117	1,354
Property, plant and equipment (Note 10)	29,093	26,874
Other long-term assets:
Regulatory assets (Note 12)	3,503	3,260
Deferred income tax assets (Note 6)	127	119
Intangible assets (Note 11)	661	656
Goodwill	373	373
Other assets (Note 13)	808	216
Total other long-term assets	5,472	4,624
Total assets	36,682	32,852
Current liabilities:
Short-term notes payable (Notes 16, 18)	200	279
Long-term debt payable within one year (Notes 16, 17, 18)	1,150	700
Total current liabilities	3,501	2,720
Long-term liabilities:
Long-term debt (Notes 16, 17, 18)	16,329	14,710
Regulatory liabilities (Note 12)	1,476	908
Deferred income tax liabilities (Note 6)	1,452	1,067
Other long-term liabilities (Note 15)	1,751	1,682
Total long-term liabilities	21,008	18,367
Total liabilities	24,509	21,087
Contingencies and Commitments (Notes 30, 31)
Subsequent Events (Note 33)
Noncontrolling interest subject to redemption (Note 27)	19	20
Equity
Common shares	5,713	5,706
Additional paid-in capital	28	30
Retained earnings	6,360	5,947
Accumulated other comprehensive loss	(12)	(3)
Hydro One shareholders’ equity	12,089	11,680
Noncontrolling interest (Note 27)	65	65
Total equity	12,154	11,745
Total liabilities, preferred shares, noncontrolling interest subject to redemption and equity	36,682	32,852
Nonrelated Party
Current liabilities:
Accounts payable and other current liabilities (Note 14)	1,809	1,439
Related Party
Current liabilities:
Accounts payable and other current liabilities (Note 14)	$ 342	$ 302